FAIR VALUE, Changes in Loans Using Level 3 Inputs (FY) (Details) - USD ($)		3 Months Ended		5 Months Ended
		Mar. 31, 2021		Dec. 31, 2020
Changes in Loans Using Level 3 Inputs [Abstract]
Loans held at fair value, beginning balance		$ 48,558,051	[1],[2]	$ 43,106,551
Realized gains / (losses) on loans at fair value, net				345,000
Change in unrealized gains / (losses) on loans at fair value, net		(144,402)		1,563,340
Additional funding		992,000		16,360,000
Original issue discount and other discounts, net of costs				(1,595,199)
Repayments				(5,000,000)
Sale of Loans				(7,345,000)
Accretion of original issue discount		600,009		732,729
PIK Interest		389,373		390,630
Loans held at fair value, ending balance	[2]	50,252,049		48,558,051 [1]
Level 3 [Member]
Changes in Loans Using Level 3 Inputs [Abstract]
Loans held at fair value, beginning balance		48,558,051		43,106,551
Realized gains / (losses) on loans at fair value, net				345,000
Change in unrealized gains / (losses) on loans at fair value, net		(144,402)		1,563,340
Additional funding		992,000		16,360,000
Original issue discount and other discounts, net of costs				(1,595,199)
Repayments				(5,000,000)
Sale of Loans				(7,345,000)
Accretion of original issue discount		600,009		732,729
PIK Interest		389,373		390,630
Loans held at fair value, ending balance		$ 50,252,049		$ 48,558,051

[1]	Refer to Footnote 14
[2]	Refer to Footnote 14.